INCOME TAXES (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Accrued warranty costs	$ 10,508,762	$ 9,249,470
Bad debt allowance	9,318,321	13,418,947
Issuance costs	1,596,677	491,570
Inventory write-down	5,308,475	4,451,285
Depreciation difference of property, plant and equipment	26,148,567	23,431,856
Accrued liabilities related to countervailing and anti-dumping duty deposits	13,850,162
Deferred tax assets relating to sale of solar power plants	21,096,549
Net operating losses carry-forward	65,876,351	93,376,674
Others	6,947,306	4,858,010
Total deferred tax assets	160,651,170	149,277,812
Valuation allowance	(52,984,988)	(57,189,659)
Total deferred tax assets, net of valuation allowance	107,666,182	92,088,153
Analysis as:
Current	40,810,322	29,137,910
Non-current	66,855,860	62,950,243
Total deferred tax assets, net of valuation allowance	107,666,182	92,088,153
Deferred tax liabilities:
Foreign currency derivative assets	1,166,646	1,538,914
Depreciation difference of property, plant and equipment	5,264,152	5,598,193
Deferred profit of projects	70,359,704	15,236,918
Basis difference related to SkyPower acquisition	26,459,081	58,664,950
Others	1,806,298	922,772
Total deferred tax liabilities	105,055,881	81,961,747
Analysis as:
Current	94,710,638	57,918,099
Non-current	10,345,243	24,043,648
Total deferred tax liabilities	105,055,881	81,961,747
Accumulated net operating losses	331,359,665
Accumulated net operating losses subject to expiration between 2015 and 2032	$ 120,172,850